Trading Advisors and the Trading Companies - Commodity Trading Advisors (Detail)	12 Months Ended
Dec. 31, 2016
Morgan Stanley Smith Barney Aspect I, LLC [Member]
Schedule Of Trading Advisors [Line Items]
Trading Advisor	Aspect
Strategy	Aspect Diversified Program
Morgan Stanley Smith Barney Boronia I, LLC [Member]
Schedule Of Trading Advisors [Line Items]
Trading Advisor	Boronia
Strategy	Boronia Diversified Program
Morgan Stanley Smith Barney TT II, LLC [Member]
Schedule Of Trading Advisors [Line Items]
Trading Advisor	Transtrend
Strategy	Enhanced Risk Profile (USD) of Diversified Trend Program
LV Futures Fund L.P. [Member] | Morgan Stanley Smith Barney Boronia I, LLC [Member]
Schedule Of Trading Advisors [Line Items]
Trading Advisor	Boronia
Strategy	Boronia Diversified Program
LV Futures Fund L.P. [Member] | Morgan Stanley Smith Barney TT II, LLC [Member]
Schedule Of Trading Advisors [Line Items]
Trading Advisor	Transtrend
Strategy	Enhanced Risk Profile (USD) of Diversified Trend Program